Retirement Benefit Plans - Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (546,968)	$ (18,454)	$ (519,471)
Current service cost	(386)	(13)	(321)
Interest (expense) income	(8,010)	(270)	(8,876)
Total	(555,364)	(18,737)	(528,668)
Return of plan assets (not including the amount included in interest income or expense)	(1,842)	(62)	(3,413)
Financial assumption movement effect	28,506	962	(31,294)
Experience adjustments	24,174	815	(8,676)
Gain (loss) on remeasurement, net defined benefit liability (asset)	50,838	1,715	(43,383)
Pension fund contribution	26,000	877	25,083
Ending balance	(478,526)	$ (16,145)	(546,968)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(894,163)		(844,166)
Current service cost	(386)		(321)
Interest (expense) income	(13,236)		(14,644)
Total	(907,785)		(859,131)
Financial assumption movement effect	28,506		(31,294)
Experience adjustments	24,174		(8,676)
Gain (loss) on remeasurement, net defined benefit liability (asset)	52,680		(39,970)
Paid pension	16,562		4,938
Ending balance	(838,543)		(894,163)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	347,195		324,695
Interest (expense) income	5,226		5,768
Total	352,421		330,463
Return of plan assets (not including the amount included in interest income or expense)	(1,842)		(3,413)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(1,842)		(3,413)
Pension fund contribution	26,000		25,083
Paid pension	(16,562)		(4,938)
Ending balance	$ 360,017		$ 347,195